Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Net loss	€ (20,759,000)	[1],[2],[3]	€ 3,049,000	[4],[5],[6]	€ (48,385,000)
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization	16,529,000	[3]	7,401,000	[5]	4,393,000
Employee benefits costs	685,000	[3]	477,000	[5]	381,000
Provisions for charges	(484,000)	[3]	(322,000)	[5]	877,000
Share-based compensation expense	3,826,000	[3]	2,707,000	[5]	9,829,000
Change in fair value of financial assets	(4,065,000)	[3]	3,786,000	[5]	(26,000)
Foreign exchange (gains) losses on financial assets	(280,000)	[3]	(1,341,000)	[5]	3,381,000
Change in accrued interests on financial assets	(237,000)	[3]	152,000	[5]	(204,000)
Interest received on financial assets	(1,290,000)	[3]	(1,445,000)	[5]	(1,442,000)
Interest paid	204,000	[3]	102,000	[5]	113,000
Other profit or loss items with no cash effect	550,000	[3]		[5]
Operating cash flow before change in working capital	(5,321,000)	[3]	14,566,000	[5]	(31,080,000)
Change in working capital	40,245,000	[3]	(47,096,000)	[5]	(16,980,000)
Net cash generated from / (used in) operating activities	34,924,000	[3]	(32,529,000)	[5]	(48,060,000)
Acquisition of intangible assets	(64,130,000)	[3]	(556,000)	[5]	(3,062,000)
Acquisition of property and equipment, net	(1,271,000)	[3]	(873,000)	[5]	(2,964,000)
Purchase of current financial instruments		[3]		[5]	(2,543,000)
Purchase of non-current financial instruments		[3]		[5]	(40,728,000)
Disposal of property and equipment		[3]	22,000	[5]	50,000
Disposal of other assets	(10,000)	[3]	25,000	[5]
Disposal of current financial instruments		[3]	2,704,000	[5]	5,646,000
Disposal of non-current financial instruments	2,000,000	[3]	21,513,000	[5]	11,895,000
Interest received on financial assets	1,290,000	[3]	1,445,000	[5]	1,442,000
Net cash generated from / (used in) investing activities	(62,121,000)	[3]	24,279,000	[5]	(29,460,000)
Proceeds from the exercise / subscription of equity instruments	44,000	[3]	111,000	[5]	491,000
Increase in capital, net	66,006,000	[3]	62,557,000	[5]
Proceeds from borrowings	13,900,000	[3]		[5]	1,739,000
Repayments of borrowings	(1,982,000)	[3]	(1,342,000)		(1,201,000)
Net interest paid	(204,000)	[3]	(102,000)	[5]	(113,000)
Net cash generated from financing activities	77,765,000	[3]	61,222,000	[5]	915,000
Effect of the exchange rate changes	5,000	[3]	(26,000)	[5]	66,000
Net increase / (decrease) in cash and cash equivalents	50,572,000	[3]	52,947,000	[5]	(76,539,000)
Cash and cash equivalents at the beginning of the year	152,314,000	[4],[5]	99,367,000	[5]	175,906,000
Cash and cash equivalents at the end of the year	202,887,000	[2],[3]	152,314,000	[4],[5]	99,367,000	[5]
Trade receivables and others (excluding rebates related to capital expenditures)	28,716,000		139,012,000		21,412,000
Trade receivables and others (excluding rebates related to capital expenditures)			110,296,000
Trade payables and others (excluding payables related to capital expenditures)	(36,047,000)		(34,662,000)		(24,583,000)
Trade payables and others (excluding payables related to capital expenditures)			1,385,000
Collaboration liabilities - current and non-current portion	(21,304,000)		(31,656,000)
Collaboration liabilities - current and non-current portion			(10,352,000)
Deferred revenue - current and non-current portion	(89,112,000)		(150,195,000)		(134,914,000)
Deferred revenue - current and non-current portion			(61,083,000)
Change in working capital	€ (117,747,000)		(77,501,000)		(138,085,000)
Change in working capital			40,246,000
Trade receivables and others (excluding rebates related to capital expenditures)			(117,600,000)
Trade payables and others (excluding payables related to capital expenditures)			15,235,000
Collaboration liabilities - current and non-current portion			(31,656,000)
Collaboration liabilities - current and non-current portion			(13,095,000)
Deferred revenue - current and non-current portion			68,364,000
Change in working capital			(47,096,000)
Including IFRS 15 restatements [member]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Trade receivables and others (excluding rebates related to capital expenditures)			(1,176,000)
Trade payables and others (excluding payables related to capital expenditures)			10,079,000
Collaboration liabilities - current and non-current portion			31,656,000
Deferred revenue - current and non-current portion			15,281,000
Change in working capital			(60,584,000)
IFRS 15 [member]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Trade receivables and others (excluding rebates related to capital expenditures)
Trade payables and others (excluding payables related to capital expenditures)			5,156,000
Collaboration liabilities - current and non-current portion			(44,751,000)
Deferred revenue - current and non-current portion			53,083,000
Change in working capital			€ 13,488,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[4]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[5]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[6]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.